Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Institutions	$ 237	$ 31
Prepaid issuance costs		95
Prepaid expenses	22	29
Advances to suppliers	27	35
Other	5	1
Total other current assets	$ 291	$ 191